Revenue and segmental reporting	12 Months Ended
Dec. 31, 2020
Revenue and segmental reporting [Abstract]
Revenue and segmental reporting
2.	Revenue & segmental reporting

Revenue recognized during 2020, 2019 & 2018 was from collaboration agreements with GlaxoSmithKline Intellectual Property Development Ltd (“GlaxoSmithKline”), Eli Lilly and Company (“Eli Lilly”), Genentech, Inc. (“Genentech”) and MedImmune LLC, a wholly owned subsidiary of AstraZeneca plc (“MedImmune”).

	2020 £’000	2019 £’000	2018 £’000
GlaxoSmithKline	6,356	5,753	6,079
Eli Lilly	3,522	819	8,561
Genentech	20,236	19,097	1,461
MedImmune	-	-	7,553
	30,114	25,669	23,654

United Kingdom	6,356	5,753	6,079
United States	23,758	19,916	17,575
	30,114	25,669	23,654

 Genentech Collaboration

Under the Genentech agreement signed in November 2018 (the “2018 Genentech Agreement”), the Group received an aggregate non-refundable payment totaling $100 million consisting of an initial upfront payment of $50 million and $50 million paid upon an investigational new drug filing for the first clinical trial of the product candidate compound, in exchange for granting Genentech rights to co-develop/co-promote the Group’s IMC-C103C program and the co-exclusive worldwide license to the Group’s intellectual property rights in MAGE A4 soluble TCR bispecific therapeutic candidate compounds. The Group is responsible for development of the IMC-C103C program over the period of time to estimated completion of the Phase 1 clinical trial, with costs being shared equally with Genentech. After completion of the Phase 1 clinical trial, the Group has a limited time period in which to decide to either continue co-development (including co-funding) of the IMC-C103C program or withdraw from the co-funding commitment and convert the co-exclusive license to a full out-license to Genentech of the IMC-C103C program, in exchange for future milestone and royalty payments to the Group.

The total payments of $100 million (£77.4 million) upfront payment was recorded as deferred revenue on receipt in November 2018 and allocated to a single combined performance obligation covering the granting of the co-exclusive worldwide license, the provision of development services and participation on a joint steering committee. This deferred revenue is recognized as the Group satisfies the combined performance obligation over the estimated period of time to when the Group may decide to withdraw from the co-funding commitments and convert the co-exclusive license to a full out-license to Genentech. This occurs after completion of the Phase I clinical trial and should the Group withdraw from the co-funding commitment, the Group has no further contractual obligations relating to the performance obligation and accordingly the performance obligation is deemed satisfied and complete at this point in time. Research and development costs reimbursed under the 2018 Genentech Agreement are considered variable consideration and are assessed at contract inception and each subsequent reporting period and not recognized in the transaction price until it is highly probable that the recognition of such revenue will not be reversed.

During the year ended December 31, 2020, the Group recognized £20,236,000 revenue relating to the 2018 Genentech Agreement (2019: £19,097,000; 2018: £1,461,000). Of this, £2,785,000 represented research and development cost reimbursements (2019: £1,696,000; 2018: £nil). Such reimbursements arise in order to ensure that research and development costs are shared equally in-line with the collaboration agreement. As at December 31, 2020, it was estimated that the performance obligation would be satisfied within two to three years.

GlaxoSmithKline Collaboration

In June 2013, the Group entered into a collaboration and license agreement with GlaxoSmithKline pursuant to which the Group and GlaxoSmithKline (“GSK”) agreed to collaborate in the development of soluble TCR bispecific therapeutic compounds (the “GSK Agreement”). Under the GSK Agreement, the Group granted GSK the right to nominate up to four targets as being exclusive to GSK under the GSK Agreement. The first target, GSK01/NY-ESO, was nominated at the time of execution of the GSK Agreement. A second target was nominated in July 2017. GlaxoSmithKline has no further ability to nominate additional targets under the GSK Agreement.

Under the GSK Agreement, for NY-ESO, the Group is responsible for the development of the soluble TCR bispecific therapeutic candidate compounds over the period of time to estimated completion of the initial Phase 1 clinical trials. GlaxoSmithKline has the option until a certain period following completion of such development work to obtain an exclusive worldwide license to NY-ESO. For the second collaboration target, GlaxoSmithKline has an option to obtain an exclusive worldwide license for the therapeutic candidate compounds until a certain period following the identification of at least one development candidate or the earlier termination of the applicable development work.

The Group received non-refundable upfront payments upon execution of the agreement and nomination of the second collaboration target. Further non-refundable milestone payments have been received based on the achievement of specified development milestones. These development milestone payments are considered variable consideration and are assessed at contract inception and each subsequent reporting period and not recognised in the transaction price until it is highly probable that the recognition of such revenue will not be reversed. In respect of the first target, development costs incurred over a specified amount are reimbursed to the Group.

As at December 31, 2020, the Group has received a total of £22,900,000 in non-refundable payments of which £nil were received during the years ended December 31, 2020 and 2019. These payments have been recorded as deferred revenue on receipt and allocated to a single combined performance obligation for each target covering the provision of research and development services and participation on a joint steering committee. This deferred revenue is recognized as the Group satisfies the combined performance obligation over the estimated period of time to when GlaxoSmithKline can exercise the option to obtain an exclusive worldwide license for the therapeutic candidate compounds. Should GlaxoSmithKline exercise the option to obtain an exclusive worldwide license, the Group has no further contractual obligations relating to the associated performance obligation and accordingly the associated performance obligation is deemed satisfied and complete at this point in time. Research and development costs reimbursed under the GSK Agreement are considered variable consideration and are assessed at contract inception and each subsequent reporting period and not recognized in the transaction price until it is highly probable that the recognition of such revenue will not be reversed.

During the year ended December 31, 2020, the Group recognized £6,356,000 revenue relating to the GSK Agreement (2019: £5,753,000; 2018: £6,079,000). Under the terms of the GSK Agreement, GlaxoSmithKline elected not to progress a pre-clinical target and the balance of deferred revenue of £1,955,000 was recognized in full.  Of the total revenue recognized during the year, £2,897,000 represented research and development cost reimbursements (2019: £2,159,000; 2018: £nil). Such reimbursements arise where research and development costs in excess of a defined amount are incurred on one specified program. As at December 31, 2020, it was estimated that the performance conditions across the two remaining targets would be satisfied in timeframes ranging from one to two years.  In March 2021, following a portfolio review, GlaxoSmithKline and the Group have jointly elected not to initiate the efficacy determining expansion stage of the current phase I trial for GSK-01 targeting NY-ESO.  Consequently, GlaxoSmithKline have forgone their option to acquire an exclusive license to this program and ownership of the program and NY-ESO target will remain with the Group.  The Group will continue to evaluate future opportunities for GSK-01 as part of annual portfolio reviews.  The balance of deferred income associated with this target of £3,208,000 will be released in full in the period ending March 31, 2021.

Lilly Collaboration

In July 2014, the Group entered into a development and license agreement with Eli Lilly pursuant to which the Group and Eli Lilly, or the Lilly Agreement, agreed to collaborate in the development, manufacture and commercialization of soluble TCR bispecific therapeutic compounds. Under the Lilly Agreement, Eli Lilly paid an initial non-refundable upfront fee payment of $45 million in exchange for options to three targets. Eli Lilly no longer has the ability to nominate any further targets under the initial agreement with Lilly. In December 2016, the Group and Eli Lilly agreed to swap an existing antigen target, selected by Eli Lilly, for a new, well known neo-antigen target. Lilly has no further obligations with respect to the initial target that was replaced. In September 2017, the Group and Eli Lilly agreed to swap a second antigen target, selected by Eli Lilly, for a second neo-antigen target. Similarly, Eli Lilly has no further obligations with respect to the initial target that was replaced.

Under the Lilly Agreement, the Group is responsible for developing soluble TCR bispecific therapeutic pre-clinical candidates to each target with Eli Lilly responsible for GMP manufacture of Phase 1 material at its expense. On a collaboration target-by collaboration target basis, at the point of clinical candidate nomination, Eli Lilly has the right to opt in to gain exclusive co-development/co-promotion rights to the target program. Upon receipt of the proposed development plan and Phase 1 budget, the Group has a limited time period in which to elect to contribute either 25% or 50% costs to reach the next clinical phase or to opt-out of further development. Similar provisions are available at the start of Phase 2 clinical trials and registrational clinical trials. Should the Group opt-out of co-development on a collaboration target-by-collaboration target basis, Eli Lilly would obtain an exclusive worldwide license to develop and commercialize the compound at its sole expense.

The $45 million upfront payment was recorded as deferred revenue on receipt and allocated to a single combined performance obligation for each target covering the provision of research and development services and participation on a joint steering committee. This deferred revenue is recognized as the Group satisfies the combined performance obligations over the estimated period of time to when Eli Lilly can exercise the option to obtain exclusive co-development/co-promotion rights to the target and the Group can opt-out of the co-development of the target. Should this occur, the Group has no further contractual obligations relating to the associated performance obligation and accordingly the associated performance obligation is deemed satisfied and complete at this point in time.

During the year ended December 31, 2020, the Group recognized £3,522,000 revenue relating to the Lilly Agreement (2019: £819,000; 2018: £8,561,000). Following termination of one of the programs under the Eli Lilly collaboration during 2019, a balance of £3,132,000 was held as deferred revenue at December 31, 2019 whilst a change in program focus was considered and subsequently released in full during the year ended December 31, 2020. No further revenue was recognized during the year ended December 31, 2020, for a second program under the Eli Lilly collaboration whilst the lead program was prioritized.  Whilst the program focus is reviewed, a deferred revenue balance of £7,361,000 is held under current liabilities in respect of both the second and third programs.

During the year ended December 31, 2018 the Group recognized £7,553,000 revenue upon the termination of the last program under our prior collaboration with MedImmune.

During the period, the Group has reviewed and revised the estimated completion of each of the programs under the collaboration agreements, arising from the availability of additional historical data as programs progress through research and development activities within the Group. The impact of this revision is on current and future reporting periods only and increased revenue recognized in the year ended December 31, 2020 by £705,000.

The following tables presents changes in the Group’s trade receivables, contract assets and contract liabilities during the year ended December 31, 2020 and 2019.

	At 1 January 2020 £’000	Additions £’000	Deductions £’000	At December 31, 2020 £’000
Trade receivables:
Trade receivables	1,186	4,023	(5,209)	-
Total receivables	1,186	4,023	(5,209)	-
Contract assets:
Contract assets	424	1,658	-	2,082
Total contract assets	424	1,658	-	2,082
Contract liabilities:
Deferred revenue	76,418	-	(24,432)	51,986
Total contract liabilities	76,418	-	(24,432)	51,986

	At 1 January 2019 £’000	Additions £’000	Deductions £’000	At December 31, 2019 £’000
Trade receivables:
Trade receivables	3,600	3,431	(5,845)	1,186
Total receivables	3,600	3,431	(5,845)	1,186
Contract assets:
Contract assets	-	424	-	424
Total contract assets	-	424	-	424
Contract liabilities:
Deferred revenue	98,232	-	(21,814)	76,418
Total contract liabilities	98,232	-	(21,814)	76,418

For the year ended December 31, 2020 deductions from deferred revenue represent revenue recognized during the year.  The total deductions recognized of £24,432,000 was included in deferred revenue at January 1, 2020.  For the year ended December 31, 2019 deductions from deferred revenue represent revenue recognized during the year.  The total deductions recognized of £21,814,000 was included in deferred revenue at January 1, 2019. No revenue was recognized in 2020, 2019 or 2018 relating to performance obligations satisfied in previous years.

	2020 £’000	2019 £’000
Current deferred revenue (Note 23)	27,118	28,457
Non-current deferred revenue (Note 19)	24,868	47,961
	51,986	76,418

Deferred revenue is in respect of the upfront fee and development milestone consideration received from the various collaboration agreements in advance of services performed by the Group. Included in the current deferred revenue balance of £27,118,000 as at December 31, 2020 is £7,361,000 of deferred revenue held whilst program focus is reviewed. Included in the current deferred revenue balance of £28,457,000 at December 31, 2019 is £3,132,000 of deferred revenue held whilst a further program is nominated into an existing collaboration in accordance with the underlying collaboration agreement.